EQUITY - Common Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Common stock, par value (in dollars per share)		$ 0
Common stock, shares issued		457,160,104	245,435,804
Common shares held in trust		694,808	433,947
Minimum authorized purchases percentage under NCIB	5.00%
Commission for authorized purchases under NCIB	$ 500,000
Shares repurchased and cancelled		1,569,620
Consideration paid for repurchase and cancellation of shares		$ 69,900
Average price per share		$ 44.53
Book value of shares repurchased and cancelled		55,900,000
Share repurchases		$ 69,900
Contributed Surplus
EQUITY
Share repurchases		$ 13,974